Financial Instruments Carried at Fair Value - Reconciliation of Financial Instruments Categorized in Level 3 (Detail: Text Values) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Total gains/ losses
Financial assets measured at fair value through other comprehensive income [abstract]
therein gain (loss) recognized in other comprehensive income, net of tax	€ 14	€ 29
therein gain (loss) recognized in Statement of income in net gains and loss	1
Valuation technique unobservable parameters (Level 3)
Financial assets measured at fair value through other comprehensive income [abstract]
Gains (losses) recognised in profit or loss on exchange differences	(802)	362
Gains (losses) recognised in profit or loss on exchange differences	€ 206	€ (19)